Retirement Benefit Schemes - Summary of Movements in Funded Scheme Assets (Details) - Plan assets [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	£ 7,278	£ 6,086
Differences on exchange	(177)	546
Settlements	(1)	(33)
Interest on scheme assets	281	239
Company contributions	254	181
Contributions by scheme members	4	5
Benefits paid	(534)	(361)
Acquisition of subsidiaries	4,754
Actuarial gains/(losses)	491	615
Fair value of scheme assets at 31 December	12,350	7,278
Assets	12,350	7,278
Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	2,450	1,702
Bonds	5,286	3,952
Other assets	691	403
Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,408	630
Bonds	1,430	109
Other assets	1,085	482
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	7,264	6,076
Differences on exchange	(170)	541
Settlements	(1)	(33)
Interest on scheme assets	277	238
Company contributions	232	181
Contributions by scheme members	4	5
Benefits paid	(509)	(360)
Acquisition of subsidiaries	4,574
Actuarial gains/(losses)	486	616
Fair value of scheme assets at 31 December	12,157	7,264
Assets	12,157	7,264
Pension Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	2,444	1,697
Bonds	5,272	3,948
Other assets	682	403
Pension Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	1,337	630
Bonds	1,346	109
Other assets	1,076	477
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair value of scheme assets at 1 January	14	10
Differences on exchange	(7)	5
Interest on scheme assets	4	1
Company contributions	22
Benefits paid	(25)	(1)
Acquisition of subsidiaries	180
Actuarial gains/(losses)	5	(1)
Fair value of scheme assets at 31 December	193	14
Assets	193	14
Healthcare Schemes | Listed
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	6	5
Bonds	14	4
Other assets	9
Healthcare Schemes | Unlisted
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Equities	71
Bonds	84
Other assets	£ 9	£ 5